Retirement Benefit Plans - Summary of Sensitivity Analysis (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
The expected contributions to the plan for the next year	$ 1,224	$ 1,355
Bottom of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
The average duration of the defined benefit obligations	6 years	6 years 1 month 6 days
Top of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
The average duration of the defined benefit obligations	10 years	10 years